Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes
Schedule of components of income tax benefit /(expense)

EURm	2017	2016	2015
Continuing operations
Current tax	(261)	(534)	(258)
Deferred tax	(666)	991	(88)
Total	(927)	457	(346)

Schedule of the reconciliation of the difference between income tax computed at the statutory rate in Finland and income tax recognized

EURm	2017	2016	2015
Income tax benefit/(expense) at statutory rate	102	274	(308)
Permanent differences	85	31	16
Tax impact on operating model changes(1)	(245)	439	–
Non-creditable withholding taxes	(29)	(42)	(17)
Income taxes for prior years(2)	(132)	3	6
Effect of different tax rates of subsidiaries operating in other jurisdictions	178	88	(50)
Effect of deferred tax assets not recognized(3)	(164)	(318)	(35)
Benefit arising from previously unrecognized deferred tax assets	56	19	38
Net (increase)/decrease in uncertain tax positions	–	(20)	4
Change in income tax rates(4)	(738)	3	–
Income taxes on undistributed earnings	(42)	(23)	(7)
Other	2	3	7
Total	(927)	457	(346)
(1)

In 2017, the Group continued to integrate former Nokia and Alcatel Lucent operating models, the Group transferred certain intellectual property between its operations in Finland and in the United States, recording a tax expense of EUR 245 million. These transactions reduced the deferred tax assets in the United States and increased the deferred tax assets in Finland. In 2016, following the completion of the Squeeze-Out of the remaining Alcatel Lucent Securities, the Group launched actions to integrate the former Alcatel Lucent and Nokia operating models. In connection with these integration activities, the Group transferred certain intellectual property to its operations in the United States, recording a tax benefit and additional deferred tax assets of EUR 348 million. In addition, the Group elected to treat the acquisition of Alcatel Lucent’s operations in the United States as an asset purchase for United States tax purposes. The impact of this election was to utilize or forfeit existing deferred tax assets and record new deferred tax assets with a longer amortization period than the life of those forfeited assets. As a result of this, EUR 91 million additional deferred tax assets were recorded in 2016.

(2)

In 2017, the Group recorded a EUR 139 million tax expense related to an uncertain tax position in Germany. The matter relates to the disposal of the former Alcatel Lucent railway signaling business in 2006 to Thalès.

(3)	In 2016, relates primarily to tax losses and temporary differences in France.

In 2017, primarily resulting from the tax rate change in the United States. The United States federal income tax rate reduction caused a revaluation of the United States deferred tax assets and liabilities, resulting in the recognition of an additional tax provision of EUR 777 million.

Schedule of deferred assets and liabilities

	2017			2016
	Deferred	Deferred		Deferred	Deferred
EURm	tax assets	tax liabilities	Net balance	tax assets	tax liabilities	Net balance
Tax losses carried forward and unused tax credits	1 019	–		1 428	–
Undistributed earnings	–	(106)		–	(67)
Intangible assets and property, plant and equipment	2 851	(353)		3 713	(501)
Defined benefit pension assets	13	(940)		3	(1 334)
Other non-current assets	85	(6)		19	(52)
Inventories	157	(1)		154	(3)
Other current assets	241	(7)		81	(66)
Defined benefit pension and other post-retirement liabilities	933	(60)		1 478	(29)
Other non-current liabilities	34	–		12	(2)
Provisions	240	(55)		249	(6)
Other current liabilities	223	(78)		307	(56)
Other temporary differences	12	(33)		16	(46)
Total before netting	5 808	(1 639)	4 169	7 460	(2 162)	5 298
Netting of deferred tax assets and liabilities	(1 226)	1 226	–	(1 759)	1 759	–
Total after netting	4 582	(413)	4 169	5 701	(403)	5 298

Schedule of movements in the net deferred tax balance

EURm	2017	2016
As of January 1	5 298	2 573
Recognized in income statement, Continuing Operations	(666)	991
Recognized in income statement, Discontinued Operations	2	(2)
Recognized in other comprehensive income	(150)	(255)
Recognized in equity	(7)	(5)
Acquisitions through business combinations and disposals	(29)	1 914
Translation differences	(279)	82
As of December 31	4 169	5 298

Schedule of temporary differences, tax losses carried forward and tax credits for which no deferred tax asset was recognized due to uncertainty of utilization

EURm	2017	2016
Temporary differences	1 879	2 214
Tax losses carried forward	18 449	18 706
Tax credits	37	32
Total	20 365	20 952

Schedule of expiry of tax losses carried forward and unused tax credits

	2017			2016
EURm	Recognized	Unrecognized	Total	Recognized	Unrecognized	Total
Tax losses carried forward
Within 10 years	1 338	1 491	2 829	1 853	1 681	3 534
Thereafter	135	25	160	79	17	96
No expiry	1 674	16 933	18 607	1 878	17 008	18 886
Total	3 147	18 449	21 596	3 810	18 706	22 516
Tax credits
Within 10 years	367	21	388	395	23	418
Thereafter	111	5	116	94	–	94
No expiry	35	11	46	66	9	75
Total	513	37	550	555	32	587